COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance lease | vessel				8	7	7
Number of vessels under operating lease from third parties | vessel						1
Charter term, total				10 years
Number of vessels under construction | vessel						4
Outstanding contractual commitments						$ 93,100,000
Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee					$ 4,000,000	4,000,000
Amount payable under guarantee					$ 0	$ 0
Frontline And Trafigura | Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary							$ 30,000,000	$ 20,000,000
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under operating lease from third parties | vessel					7
Daily time charter rate			$ 19,135
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000			$ 112,000,000
Charter contract term				10 years
Charter term extension	3 years			3 years
Daily time charter rate		$ 14,900		$ 14,900